Leases, Commitments and Contingencies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 17, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Aug. 04, 2011 ft²
Leases, Commitments And Contingencies Disclosure [Line Items]
Deposits Assets, Noncurrent		$ 10,455	$ 10,455	$ 10,455
Purchase Commitment, Remaining Minimum Amount Committed		7,300,000
Lease Expiration Date	Jan. 31, 2018
Operating Leases, Future Minimum Payments Due		$ 199,386
Description of Lessee Leasing Arrangements, Capital Leases		The lease has an initial term of three years and cannot be cancelled or terminated prior to the end of the initial lease term. After the end of the initial term the company can either enter into a new lease, purchase the equipment or return the equipment.
Flemington Lease
Leases, Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense		$ 84,833	$ 81,081
Operating Leases, Future Minimum Payments Due		$ 199,386
Flemington Lease sqft
Leases, Commitments And Contingencies Disclosure [Line Items]
Area of Land | ft²					4,168